Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected future pension benefit payments:
2013	$ 1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	$ 23,907